Goodwill And Other Intangible Assets (Intangible Assets Purchased) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 301.9	$ 328.2
Accumulated amortization	137.0	139.8
Net intangibles as of end of period	164.9	188.4
Acquired during period:
Acquired related to business acquisitions	12.3	14.9
Acquired outside business acquisitions	5.4	2.9
Total acquired in period	$ 17.7	17.8
Weighted average amortization period in years for items acquired in period	9 years 18 days
Debt Issue Costs
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 3.1	2.2
Accumulated amortization	1.6	1.3
Net intangibles as of end of period	1.5	0.9
Acquired during period:
Acquired related to business acquisitions	0.0	0.0
Acquired outside business acquisitions	0.9	0.0
Total acquired in period	$ 0.9	0.0
Weighted average amortization period in years for items acquired in period	5 years 18 days
Patents and Trademarks
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 58.0	60.4
Accumulated amortization	30.8	31.4
Net intangibles as of end of period	27.2	29.0
Acquired during period:
Acquired related to business acquisitions	1.9	4.6
Acquired outside business acquisitions	2.4	1.8
Total acquired in period	$ 4.3	6.4
Weighted average amortization period in years for items acquired in period	9 years 7 months 18 days
Non-compete Agreements
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 13.9	11.5
Accumulated amortization	4.4	2.8
Net intangibles as of end of period	9.5	8.7
Acquired during period:
Acquired related to business acquisitions	2.8	5.1
Acquired outside business acquisitions	0.0	0.0
Total acquired in period	$ 2.8	5.1
Weighted average amortization period in years for items acquired in period	5 years 2 months 18 days
Customer- Related Intangibles
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 200.9	224.4
Accumulated amortization	87.9	90.9
Net intangibles as of end of period	113.0	133.5
Acquired during period:
Acquired related to business acquisitions	7.6	5.2
Acquired outside business acquisitions	0.0	0.0
Total acquired in period	$ 7.6	5.2
Weighted average amortization period in years for items acquired in period	12 years 18 days
Supply Agreements and Other
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 26.0	29.7
Accumulated amortization	12.3	13.4
Net intangibles as of end of period	13.7	16.3
Acquired during period:
Acquired related to business acquisitions	0.0	0.0
Acquired outside business acquisitions	2.1	1.1
Total acquired in period	$ 2.1	$ 1.1
Weighted average amortization period in years for items acquired in period	3 years 5 months 18 days
Other Intangibles
Acquired during period:
Weighted average amortization period in years for items acquired in period		10 years 5 months 18 days
Other Intangibles | Debt Issue Costs
Acquired during period:
Weighted average amortization period in years for items acquired in period		18 days
Other Intangibles | Patents and Trademarks
Acquired during period:
Weighted average amortization period in years for items acquired in period		5 years 2 months 18 days
Other Intangibles | Non-compete Agreements
Acquired during period:
Weighted average amortization period in years for items acquired in period		10 years 18 days
Other Intangibles | Customer- Related Intangibles
Acquired during period:
Weighted average amortization period in years for items acquired in period		19 years 18 days
Other Intangibles | Supply Agreements and Other
Acquired during period:
Weighted average amortization period in years for items acquired in period		3 years 10 months 18 days